Equity (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Share buyback program number of shares authorized to be repurchased	29,059,173	141,158,533
Share buyback program number of value authorized to be repurchased	$ 389	$ 2,124
Acquired Parent [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	17,413,659
Purchase of treasury shares	$ 231
Acquired By Wholly Owned Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	11,645,514
Purchase of treasury shares	$ 158
Shares Buyback Program [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	29,059,173
Purchase of treasury shares	$ 389
Acquired Parent 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased		73,179,052
Purchase of treasury shares		$ 1,102
Acquired By Wholly Owned Subsidiaries 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased		67,979,481
Purchase of treasury shares		$ 1,022
Shares Buyback Program 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased		141,158,533
Purchase of treasury shares		$ 2,124